Note 9 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended			15 Months Ended
	Apr. 15, 2020 CAD ($) $ / shares shares	Mar. 17, 2020 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2022 CAD ($) shares	Dec. 30, 2020 USD ($)
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 35,000	$ 3,509	$ 11,411	$ 38,375
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares		11,290,323
Price per shares issued (in CAD per share) | $ / shares		$ 3.10
Issuance of shares, overallotment option, percentage		15.00%
Payments for commissions		$ 2,500
Payments for share issue costs		$ 500
Over-allotment shares option issued in connection with March 2020 public offering [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 5,300
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares	1,693,548
Price per shares issued (in CAD per share) | $ / shares	$ 3.10
Payments for commissions	$ 368
Payments for share issue costs	$ 32
Shares issued in connection with ATM Offering [member]
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 3,800			$ 10,900
Increase (decrease) in number of shares outstanding through issued financing (in shares) | shares			1,748,600			3,146,957
Shares to be issued, maximum aggregate offering price							$ 25
Agents [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares) | shares		790,323
Number of shares issued upon exercise of each warrant (in shares) | shares		1
Exercise price of warrants (in CAD per share) | $ / shares		$ 3.10
Period of warrants (Month)		24 months
Agents [member] | Warrants issued in overallotment [member]
Statement Line Items [Line Items]
Number of warrants issued (in shares) | shares	118,723
Number of shares issued upon exercise of each warrant (in shares) | shares	1
Exercise price of warrants (in CAD per share) | $ / shares	$ 3.10
Agents [member] | Warrants [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 500
Agents [member] | Warrants [member] | Warrants issued in overallotment [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 69